Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Accounts Receivable
Accounts receivable-third parties	$ 127,180	$ 94,531
Accounts receivable-related parties (Note 15(ii))	2,212	3,517
Allowance for credit losses	(189)	(60)
Accounts receivable, net	$ 129,203	$ 97,988